Short-Term Borrowings (Summary of Accounts Receivable Securitization) (Details) - CAD ($) $ in Millions	Feb. 28, 2021	Aug. 31, 2020
Disclosure of detailed information about borrowings [line items]
Trade accounts receivable sold to buyer as security	$ 485	$ 446
Short-term borrowings from buyer	(200)	(200)
Over-collateralization	$ 285	$ 246